Loans	12 Months Ended
Sep. 30, 2024
Loans
Loans

Note 9 – Loans

Loans of the Company consisted of the following:

	As of	As of
	September 30,	September 30,
	2024	2023
Long-term loans - current portion
Huaneng Guicheng Trust Co., Ltd	$146,296	$100,054
Zhejiang Mintai Commercial Bank	39,276	21,587
WeBank Co., Ltd	16,833	285,934
Jiangsu Suning Bank	-	186,472
China Resources Shenzhen Investment Trust Co., Ltd	-	82,237
Total long-term loans - current portion	202,405	676,284

Long-term loans - non-current portion
Xinmao Group Co., Ltd	2,177,592	-
Bank of Beijing	-	1,096,491
Xiaoshan Rural Commercial Bank	-	328,947
WeBank Co., Ltd	-	127,874
Huaneng Guicheng Trust Co., Ltd	-	48,999
Jiangsu Suning Bank	-	32,261
Zhejiang Mintai Commercial Bank	-	17,989
Total long-term loans - non-current portion	$2,177,592	$1,652,561

Total loans	$2,379,997	$2,328,845

The following table summarizes the loan commencement date, loan maturity date, loan amount in RMB and its equivalent to the United States dollar, and the effective annual interest rate of each secured and unsecured short-term and long-term loan:

	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of September 30, 2024	date	date	in RMB	in USD	rate	Note
Secured long-term loans
Long-term loans, current portion
Huaneng Guicheng Trust Co., Ltd	August 1, 2023	August 1, 2025	525,000	$74,812	16.2%	1
Huaneng Guicheng Trust Co., Ltd	December 30, 2022	December 28, 2024	501,667	71,484	16.56%	1
Zhejiang Mintai Commercial Bank	August 1, 2023	July 28, 2025	275,625	39,276	14.11%	2
WeBank Co., Ltd	August 1, 2023	July 28, 2025	118,125	16,833	14.11%	3
Total long-term loans, current portion			1,420,417	$202,405
Long-term loans, non-current portion
Xinmao Group Co., Ltd	May 1, 2024	April 30, 2027		2,177,592	4.50%	4
Total long-term loans, non-current portion				$2,177,592
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
As of September 30, 2023	date	date	in RMB	in USD	rate	Note
Long-term loans, current portion
WeBank Co., Ltd	April 12, 2023	April 1, 2025	885,000	$121,300	12.56%	3
WeBank Co., Ltd	May 15, 2023	May 15, 2025	500,000	68,531	9.00%	3
WeBank Co., Ltd	August 14, 2022	August 1, 2024	479,167	65,675	14.40%	3
WeBank Co., Ltd	May 15, 2023	May 1, 2025	90,000	12,336	13.86%	3
WeBank Co., Ltd	August 1, 2023	July 28, 2025	67,500	9,252	14.11%	3
WeBank Co., Ltd	August 1, 2023	August 1, 2025	64,500	8,840	12.78%	3
Jiangsu Suning Bank	September 2, 2022	September 1, 2024	1,000,000	137,061	12.00%	5
Jiangsu Suning Bank	May 15, 2023	May 1, 2025	210,000	28,783	13.86%	6
Jiangsu Suning Bank	August 1, 2023	August 1, 2025	150,500	20,628	12.78%	6
Huaneng Guicheng Trust Co., Ltd	December 30, 2022	December 28, 2024	430,000	58,936	12.91%	7
Huaneng Guicheng Trust Co., Ltd	August 1, 2023	August 1, 2025	300,000	41,118	16.56%	7
China Resources Shenzhen Investment Trust Co., Ltd	July 1, 2022	July 1, 2024	600,000	82,237	14.40%	8
Zhejiang Mintai Commercial Bank	August 1, 2023	July 28, 2025	157,500	21,587	14.11%	2
Total long-term loans, current portion			4,934,167	$676,284
Long-term loans, non-current portion
Bank of Beijing	April 3, 2023	April 2, 2026	8,000,000	1,096,491	4.8%	9
Xiaoshan Rural Commercial Bank	June 19, 2023	June 18, 2026	2,400,000	328,947	4.5%	10
WeBank Co., Ltd	April 12, 2023	April 1, 2025	442,500	60,651	12.6%	3
WeBank Co., Ltd	May 15, 2023	May 15, 2025	333,333	45,687	9.0%	3
WeBank Co., Ltd	August 1, 2023	August 1, 2025	56,250	7,710	13.9%	3
WeBank Co., Ltd	August 1, 2023	July 28, 2025	52,500	7,196	14.1%	3
WeBank Co., Ltd	August 1, 2023	August 1, 2025	48,375	6,630	12.8%	3
Huaneng Guicheng Trust Co., Ltd	August 1, 2023	August 1, 2025	250,000	34,265	16.2%	1
Huaneng Guicheng Trust Co., Ltd	December 30, 2022	December 28, 2024	107,500	14,734	12.9%	1
Jiangsu Suning Bank	May 15, 2023	May 1, 2025	122,500	16,790	13.9%	6
Jiangsu Suning Bank	August 1, 2023	August 1, 2025	112,875	15,471	12.8%	6
Zhejiang Mintai Commercial Bank	July 1, 2022	July 1, 2024	131,250	17,989	14.4%	2
Total long-term loans, non-current portion			12,057,083	$1,652,561

1.

These loans are guaranteed by a related party, Mr. Dehong Zhang, a legal representative of Farmmi Agricultural, for up to RMB 3 million ($0.4 million) of the outstanding principal and interest. These loans are in default.

2.	The loan is guaranteed by Mr. Dehong Zhang, a legal representative of Farmmi Food, for up to RMB 5 million ($0.7 million). These loans are in default.
3.	The loan is guaranteed by Mr. Dehong Zhang, a legal representative of Farmmi Food, for up to RMB 5 million ($0.7 million). These loans are in default.
4.

On January 1, 2024, the Company entered into a revolving loan of $5.0 million with a third party, with a flexible drawdown and repayment terms from May 1, 2024 to April 30, 2027, and with an annual interest of 4.5% per annum.

5.	The loan is guaranteed by the CEO of the Company, Ms. Yefang Zhang, on the outstanding principal and interest.
6.	The loan is guaranteed by Mr. Dehong Zhang, a legal representative of Farmmi Food, on the outstanding principal and interest.
7.	These loans are guaranteed by a related party, Mr. Dehong Zhang, a legal representative of Farmmi Agricultural, for up to RMB 3 million ($0.4 million) of the outstanding principal and interest.
8.	These loans are guaranteed by a related party, Mr. Dehong Zhang, a legal representative of Farmmi Agricultural, for up to RMB 3 million ($0.4 million) of the outstanding principal and interest.
9.

The loan is guaranteed by Ms. Xinyang Wang, the 100% shareholder of Nongyuan Network, for up to RMB 16 million ($2.2 million) of the outstanding principal and interest and is collateralized by a property, owned by Ms. Xinyang Wang, which has a valuation of RMB 19.2 million ($2.6 million).

10.	The loan is secured by real property owned by Mr. Dehong Zhang, a legal representative of Farmmi Food.

Interest expense amounted to $0.7 million, $0.65 million, and $0.1 million for the years ended September 30, 2024, 2023, and 2022, respectively.